Other provisions, other current liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other provisions, other current liabilities and other non-current liabilities
Schedule of Other provisions
December 31, ($ in millions) 2021 2020
Contract-related provisions

762 754
Restructuring and restructuring-related provisions

188 292
Provision for insurance-related reserves

174 176
Provisions for contractual penalties and compliance and litigation matters

63 113
Other

199 184
Total 1,386 1,519

Schedule of Other current liabilities
December 31, ($ in millions) 2021 2020
Employee-related liabilities

1,547 1,467
Accrued expenses 768 650
Non-trade payables 644 622
Income taxes payable 378 395
Accrued customer rebates 322 317
Other tax liabilities 298 286
Derivative liabilities (see Note 6)

133 145
Deferred income 95 130
Pension and other employee benefits 41 42
Accrued interest 28 29
Other

113 98
Total 4,367 4,181

Schedule of Other non-current liabilities
December 31, ($ in millions) 2021 2020
Income tax related liabilities

1,458 1,423
Derivative liabilities (see Note 6)

130 46
Provisions for contractual penalties and compliance and litigation matters

129 120
Deferred income 74 138
Employee-related liabilities

59 70
Environmental provisions 39 38
Other

227 190
Total 2,116 2,025